FINANCIAL INSTRUMENTS - Liquidity Risk Management (Details)	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	$ 69,598,000
Borrowings	15,316,000
Lease liabilities	154,316,000
Other financial liabilities	113,927,000
Financial liabilities	353,157,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	0
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	19,364,000
2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	63,210,000
Borrowings	13,320,000
Lease liabilities	31,360,000
Other financial liabilities	48,242,000
Financial liabilities	156,132,000
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	3,824,000
Borrowings	556,000
Lease liabilities	31,194,000
Other financial liabilities	42,024,000
Financial liabilities	77,598,000
2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	2,554,000
Borrowings	556,000
Lease liabilities	25,522,000
Other financial liabilities	23,661,000
Financial liabilities	52,293,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	10,000
Borrowings	884,000
Lease liabilities	66,240,000
Other financial liabilities	0
Financial liabilities	$ 67,134,000